Valuation And Qualifying Accounts (Details) (Allowance for Doubful Accounts and Sales Returns [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Allowance for Doubful Accounts and Sales Returns [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 3.0	$ 1.8	$ 2.8	$ 3.0
Effect of Acquisition Accounting	(1.2)	0	0	0
Amounts Reserved	0.2	3.1	1.7	4.0
Balance Written Off	(0.2)	(3.4)	(1.5)	(4.2)
Ending Balance	$ 1.8	$ 1.5	$ 3.0	$ 2.8